Fair Value Measurement - Summary of Fair Values of Financial Liability (Details)	Dec. 31, 2024 yr USD ($)	Dec. 31, 2023 USD ($) yr
Risk-free Rate of Return
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.0427	0.0394
Fair values of convertible debts		0.0225
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0.628	0.5737
Fair values of convertible debts		0.3973
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability	0	0
Fair values of convertible debts		0
Expected term
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | yr	2.8	3.8
Fair values of convertible debts | yr		0.1
Fair value of the Company's ordinary shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair values of financial liability | $	0.05	0.05
Fair values of convertible debts | $		0.05